Schedule of Notional Amount of Non-trading Derivatives (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Notional amount	$ 592,440	$ 548,617
Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	2,124,738	1,725,933
Derivatives held or issued for non-trading purposes [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,957,141	1,590,902
Derivatives held or issued for non-trading purposes [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	136,599	105,752
Derivatives held or issued for non-trading purposes [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	3,378	3,563
Derivatives held or issued for non-trading purposes [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	27,620	25,716
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member]
Disclosure of financial assets [line items]
Notional amount	1,378,659	1,091,222
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,336,841	1,051,364
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	12,613	12,234
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	3,378	3,563
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	25,827	24,061
Fair value hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member]
Disclosure of financial assets [line items]
Notional amount	324,283	343,266
Fair value hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	324,283	343,266
Cash flow hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member]
Disclosure of financial assets [line items]
Notional amount	421,796	291,445
Cash flow hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	296,017	196,272
Cash flow hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	123,986	93,518
Cash flow hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 1,793	$ 1,655